Note 16 - Redeemable Non-controlling Interest - Redeemable Non-controlling Interest in Subsidiary (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Balance, December 31, 2022	$ 3,487
Net loss attributable to redeemable non-controlling interest	(4,314)
Balance, June 30, 2023	$ (827)